Segment information	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net) less the non-controlling interest in Segment EBITDA. Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization, interest income from advances to joint ventures and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the three and nine months ended September 30, 2018 and 2017, Majority held FSRUs includes the direct financing lease related to the
PGN FSRU Lampung
and the operating leases related to the
Höegh Gallant
and the
Höegh Grace
.

For the three and nine months ended September 30, 2018 and 2017, Joint venture FSRUs include two 50% owned FSRUs, the
Neptune
and the
Cape Ann
, that operate under long-term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the financial statements, except that i) Joint Venture FSRUs are presented under the proportional consolidation method for the segment note and in the tables below, and under equity accounting for the consolidated financial statements and ii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the FSRU
Höegh Grace
(the “
Höegh Grace
entities”). Since the Partnership obtained control of the
Höegh Grace
entities, it consolidated 100% of the revenues, expenses, assets and liabilities of the
Höegh Grace
entities and the interest not owned by the Partnership was reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitored the results of operations of the
Höegh Grace
entities based on the Partnership’s 51% interest in Segment EBITDA of such entities and, therefore, subtracted the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the
Höegh Grace
entities and, as of that date, there is no longer a non-controlling interest in the
Höegh Grace
entities.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and nine months ended September 30, 2018 and 2017.

	Three months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$37,301	10,462	—	47,763	(10,462)	(1)	$37,301
Other revenue	3	—	—	3		(1)	3
Total revenues	37,304	10,462	—	47,766			37,304
Operating expenses	(6,512)	(3,426)	(1,384)	(11,322)	3,426	(1)	(7,896)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,551	(1)	4,551
Segment EBITDA	30,792	7,036	(1,384)	36,444
Depreciation and amortization	(5,287)	(2,399)	—	(7,686)	2,399	(1)	(5,287)
Operating income (loss)	25,505	4,637	(1,384)	28,758			28,672
Gain (loss) on derivative instruments	516	3,151	—	3,667	(3,151)	(1)	516
Other financial income (expense), net	(6,650)	(3,237)	(606)	(10,493)	3,237	(1)	(7,256)
Income (loss) before tax	19,371	4,551	(1,990)	21,932	—		21,932
Income tax benefit (expense)	(2,021)	—	(29)	(2,050)	—		(2,050)
Net income (loss)	$17,350	4,551	(2,019)	19,882	—		$19,882
Preferred unitholders’ interest in net income	—	—	—	—	3,288	(2)	3,288
Limited partners' interest in net income (loss)	$17,350	4,551	(2,019)	19,882	(3,288)	(2)	$16,594

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$35,856	10,460	—	46,316	(10,460)	(1)	$35,856
Accruals historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)	—
Total revenues	35,856	(1,390)	—	34,466			35,856
Operating expenses	(6,672)	(1,733)	(1,304)	(9,709)	1,733	(1)	(7,976)
Equity in earnings (losses) of joint ventures	—	—	—	—	(7,321)	(1)	(7,321)
Less: Non-controlling interest in Segment EBITDA	(5,354)	—	—	(5,354)	5,354	(2)	—
Segment EBITDA	23,830	(3,123)	(1,304)	19,403
Add: Non-controlling interest in Segment EBITDA	5,354	—	—	5,354	(5,354)	(2)	—
Depreciation and amortization	(5,264)	(2,462)	—	(7,726)	2,462	(1)	(5,264)
Operating income (loss)	23,920	(5,585)	(1,304)	17,031			15,295
Gain (loss) on derivative instruments	571	1,802	—	2,373	(1,802)	(1)	571
Other financial income (expense), net	(7,128)	(3,538)	(1,146)	(11,812)	3,538	(1)	(8,274)
Income (loss) before tax	17,363	(7,321)	(2,450)	7,592	—		7,592
Income tax expense	(2,183)	—	(2)	(2,185)	—		(2,185)
Net income (loss)	$15,180	(7,321)	(2,452)	5,407	—		$5,407
Non-controlling interest in net income	2,899	—	—	2,899			2,899
Limited partners' interest in net income (loss)	$12,281	(7,321)	(2,452)	2,508	—		$2,508

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	Nine months ended September 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Ations		reporting
Time charter revenues	$107,695		32,033	—	139,728	(32,033)	(1)	$107,695
Other revenue	1,103	(3)	—	—	1,103		(1)	1,103
Total revenues	108,798		32,033	—	140,831			108,798
Operating expenses	(19,428)		(8,608)	(4,571)	(32,607)	8,608	(1)	(23,999)
Equity in earnings (losses) of joint ventures	—		—	—	—	19,031	(1)	19,031
Segment EBITDA	89,370		23,425	(4,571)	108,224
Depreciation and amortization	(15,823)		(7,199)	—	(23,022)	7,199	(1)	(15,823)
Operating income (loss)	73,547		16,226	(4,571)	85,202			88,007
Gain (loss) on derivative instruments	1,692		12,633	—	14,325	(12,633)	(1)	1,692
Other financial income (expense), net	(20,060)		(9,828)	(2,103)	(31,991)	9,828	(1)	(22,163)
Income (loss) before tax	55,179		19,031	(6,674)	67,536	—		67,536
Income tax expense	(5,975)		—	(50)	(6,025)	—		(6,025)
Net income (loss)	$49,204		19,031	(6,724)	61,511	—		$61,511
Preferred unitholders’ interest in net income	—		—	—	—	8,951	(2)	8,951
Limited partners' interest in net income (loss)	$49,204		19,031	(6,724)	61,511	(8,951)	(2)	$52,560

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)
Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.

	As of September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$663,462	264,104	—	927,566	(264,104)	(1)	$663,462
Net investment in direct financing lease	284,059	—	—	284,059	—		284,059
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,466	3,466	—		3,466
Total assets	1,017,000	288,327	18,416	1,323,743	(288,327)	(1)	1,035,416
Accumulated losses of joint ventures	—	—	50	50	(1,765)	(1)	(1,715)
Expenditures for vessels & equipment	161	3,230	—	3,391	(3,230)	(2)	161
Expenditures for drydocking	—	2,529	—	2,529	(2,529)	(2)	—
Principal repayment direct financing lease	2,828	—	—	2,828	—		2,828
Amortization of above market contract	$2,716	—	—	2,716	—		$2,716

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Nine months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$105,957	31,608	—	137,565	(31,608)	(1)	$105,957
Accruals historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)	—
Total revenues	105,957	19,758	—	125,715			105,957
Operating expenses	(20,627)	(6,336)	(4,376)	(31,339)	6,336	(1)	(25,003)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	(962)	(1)	(962)
Less: Non-controlling interest in Segment EBITDA	(15,772)	—	—	(15,772)	15,772	(2)	—
Segment EBITDA	69,407	13,422	(4,376)	78,453
Add: Non-controlling interest in Segment EBITDA	15,772	—	—	15,772	(15,772)	(2)	—
Depreciation and amortization	(15,789)	(7,379)	—	(23,168)	7,379	(1)	(15,789)
Operating income (loss)	69,390	6,043	(4,376)	71,057			64,052
Gain (loss) on derivative instruments	1,481	3,513	—	4,994	(3,513)	(1)	1,481
Other financial income (expense), net	(22,611)	(10,518)	(3,132)	(36,261)	10,518	(1)	(25,743)
Income (loss) before tax	48,260	(962)	(7,508)	39,790	—		39,790
Income tax expense	(5,980)	—	(2)	(5,982)	—		(5,982)
Net income (loss)	$42,280	(962)	(7,510)	33,808	—		$33,808
Non-controlling interest in net income	8,455	—	—	8,455			8,455
Limited partners' interest in net income (loss)	$33,825	(962)	(7,510)	25,353	—		$25,353

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$679,041	265,642	—	944,683	(265,642)	(1)	$679,041
Net investment in direct financing lease	286,626	—	—	286,626	—		286,626
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,263	3,263	—		3,263
Total assets	1,041,517	287,562	17,442	1,346,521	(287,562)	(1)	1,058,959
Accumulated losses of joint ventures	—	—	50	50	(20,796)	(1)	(20,746)
Expenditures for vessels & equipment	287	525	—	811	(524)	(2)	287
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	3,485	—	—	3,485	—		3,485
Amortization of above market contract	3,631	—	—	3,631	—		3,631
Non-controlling interest amortization of above market contract	$(553)	—	—	(553)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership